Subordinated Liabilities	12 Months Ended
Dec. 31, 2020
26. Subordinated liabilities
Subordinated Liabilities

26 Subordinated liabilities

Accounting for subordinated liabilities Subordinated liabilities are measured at amortised cost using the effective interest method under IFRS 9, unless they are irrevocably designated at fair value through profit or loss at initial recognition because such designation eliminates or significantly reduces an accounting mismatch. Refer to Note 15 for details about accounting for liabilities designated at fair value through profit or loss.

	Barclays Bank Group
	2020	2019
	£m	£m
As at 1 January	33,425	35,327
Issuances	3,856	6,785
Redemptions	(5,954)	(7,804)
Other	678	(883)
As at 31 December	32,005	33,425

Issuances of £3,856m comprise £3,700m intra-group loans from Barclays PLC and £156m USD Floating Rate Notes issued externally by a Barclays Bank PLC subsidiary.

Redemptions of £5,954m comprise £3,456m intra-group loans from Barclays PLC and £2,498m externally issued notes comprising a £1,126m partial redemption of USD 7.625% Contingent Capital Notes and the redemption of £842m USD 5.14% Lower Tier 2 Notes and £158m 7.125% Undated Subordinated Notes. Barclays Bank PLC subsidiaries redeemed £342m USD Floating Rate Notes and £30m USD Fixed Rate Notes.

Other movements predominantly include fair value hedge adjustments, partially offset by amortisation and foreign exchange movements.

Subordinated liabilities include accrued interest and comprise undated and dated subordinated liabilities as follows:

	Barclays Bank Group
	2020	2019
	£m	£m
Undated subordinated liabilities	905	1,073
Dated subordinated liabilities	31,100	32,352
Total subordinated liabilities	32,005	33,425

None of the Barclays Bank Group’s subordinated liabilities are secured.

Undated subordinated liabilities [a]		Barclays Bank Group
		2020	2019
	Initial call date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
Tier One Notes (TONs)
6% Callable Perpetual Core Tier One Notes	2032	17	16
6.86% Callable Perpetual Core Tier One Notes (USD 179m)	2032	205	203
Reserve Capital Instruments (RCIs)
5.3304% Step-up Callable Perpetual Reserve Capital Instruments	2036	56	53
Undated Notes
7.125% Undated Subordinated Notes	2020	-	165
6.125% Undated Subordinated Notes	2027	43	42
Junior Undated Floating Rate Notes (USD 38m)	Any interest payment date	28	29
Undated Floating Rate Primary Capital Notes Series 1 (USD 167m)	Any interest payment date	89	92
Undated Floating Rate Primary Capital Notes Series 2 (USD 295m)	Any interest payment date	186	191
Undated Floating Rate Primary Capital Notes Series 3	Any interest payment date	21	21
Bonds
9.25% Perpetual Subordinated Bonds (ex-Woolwich Plc)	2021	78	81
9% Permanent Interest Bearing Capital Bonds(GBP 40m)	At any time	44	44
Loans
5.03% Reverse Dual Currency Undated Subordinated Loan (JPY 8,000m)	2028	57	55
5% Reverse Dual Currency Undated Subordinated Loan (JPY 12,000m)	2028	83	81
Total undated subordinated liabilities		905	1,073

Note

a Instrument values are disclosed to the nearest million

Undated subordinated liabilities

Undated subordinated liabilities are issued by Barclays Bank PLC and its subsidiaries for the development and expansion of their business and to strengthen their capital bases. The principal terms of the undated subordinated liabilities are described below:

Subordination

All undated subordinated liabilities rank behind the claims against the bank of depositors and other unsecured unsubordinated creditors and holders of dated subordinated liabilities in the following order: Junior Undated Floating Rate Notes; other issues of Undated Notes, Bonds and Loans ranking pari passu with each other; followed by TONs and RCIs ranking pari passu with each other.

Interest

All undated subordinated liabilities bear a fixed rate of interest until the initial call date, with the exception of the 9% Bonds which are fixed for the life of the issue, and the Junior and Series 1, Series 2 and Series 3 Undated Notes which are floating rate at rates fixed periodically in advance based on the related market rate.

After the initial call date, in the event that they are not redeemed, the 6.125% Undated Notes, and the 9.25% Bonds will bear interest at rates fixed periodically in advance for five-year periods based on market rates. All other undated subordinated liabilities will bear interest at rates fixed periodically in advance based on market rates.

Payment of interest

Apart from the Junior Undated Floating Rate Notes, Barclays Bank PLC is not obliged to make a payment of interest on its Undated Notes, Bonds and Loans excluding the 9.25% Bonds if, in the preceding six months, a dividend has not been declared or paid on any class of shares of Barclays PLC or, in certain cases, any class of preference shares of Barclays Bank PLC. Barclays Bank PLC is not obliged to make a payment of interest on its 9.25% Perpetual Subordinated Bonds if, in the immediately preceding 12 month interest period, a dividend has not been paid on any class of its share capital. Interest not paid becomes payable in each case if such a dividend is subsequently paid or in certain other circumstances. During the year, During the year, Barclays Bank PLC paid interest on each of its Undated Notes, Bonds and Loans.

No payment of principal or any interest may be made unless Barclays Bank PLC satisfies a specified solvency test.

Barclays Bank PLC may elect to defer any payment of interest on the RCIs. Any such deferred payment of interest must be paid on the earlier of: (i) the date of redemption of the RCIs, and (ii) the coupon payment date falling on or nearest to the tenth anniversary of the date of deferral of such payment. Whilst such deferral is continuing, (i) neither Barclays Bank PLC nor Barclays PLC may declare or pay a dividend, subject to certain exceptions, on any of its ordinary shares or preference shares and (ii) certain restrictions on the redemption, purchase or reduction of their respective share capital and certain other securities also apply.

Barclays Bank PLC may elect to defer any payment of interest on the TONs if it determines that it is, or such payment would result in it being, in non-compliance with capital adequacy requirements and policies of the PRA. Any such deferred payment of interest will only be payable on a redemption of the TONs. Until such time as Barclays Bank PLC next makes a payment of interest on the TONs, (i) neither Barclays Bank PLC nor Barclays PLC may declare or pay a dividend, subject to certain exceptions, on any of their respective ordinary shares or preference shares, or make payments of interest in respect of Barclays Bank PLC’s Reserve Capital Instruments and (ii) certain restrictions on the redemption, purchase or reduction of their respective share capital and certain other securities also apply.

Repayment

All undated subordinated liabilities are repayable, at the option of Barclays Bank PLC generally in whole at the initial call date and on any subsequent coupon or interest payment date or in the case of the 6.125% Undated Notes and the 9.25% Bonds on any fifth anniversary after the initial call date. In addition, each issue of undated subordinated liabilities is repayable, at the option of Barclays Bank PLC, in whole for certain tax reasons, either at any time, or on an interest payment date. There are no events of default except non-payment of principal or mandatory interest. Any repayments require the prior consent of the PRA.

Other

All issues of undated subordinated liabilities are non-convertible.

Dated subordinated liabilities[a]			Barclays Bank Group

			2020	2019
	Initial call date	Maturity date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
5.14% Lower Tier 2 Notes (USD 1,094m)		2020	-	832
6% Fixed Rate Subordinated Notes (EUR 1,500m)		2021	1,427	1,375
9.5% Subordinated Bonds (ex-Woolwich Plc)		2021	221	239
Subordinated Floating Rate Notes (EUR 100m)		2021	90	85
10% Fixed Rate Subordinated Notes		2021	2,108	2,157
10.179% Fixed Rate Subordinated Notes (USD 1,521m)		2021	1,101	1,123
Subordinated Floating Rate Notes (EUR 50m)		2022	45	43
6.625% Fixed Rate Subordinated Notes (EUR 1,000m)		2022	982	957
7.625% Contingent Capital Notes (USD 3,000m)		2022	1,189	2,453
Subordinated Floating Rate Notes (EUR 50m)		2023	45	42
5.75% Fixed Rate Subordinated Notes		2026	351	350
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)		2027	108	105
6.33% Subordinated Notes		2032	64	62
Subordinated Floating Rate Notes (EUR 68m)		2040	61	58
External issuances by other subsidiaries		2025	146	358
Barclays Bank PLC notes issued intra-group to Barclays PLC
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m)	2023	2028	1,388	1,309
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	119	116
5.20% Fixed Rate Subordinated Notes (USD 1,367m)		2026	1,069	1,036
4.836% Fixed Rate Subordinated Callable Notes (USD 1,200m)	2027	2028	973	944
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,300m)	2029	2030	1,049	994
5.25% Fixed Rate Subordinated Notes (USD 827m)		2045	660	651
4.95% Fixed Rate Subordinated Notes (USD 1,250m)		2047	960	849
Floating Rate Subordinated Notes (USD 456m)		2047	337	350
Barclays Bank PLC intra-group loans from Barclays PLC
Various Fixed Rate Subordinated Loans			9,563	7,548
Various Subordinated Floating Rate Loans			489	1,094
Various Fixed Rate Subordinated Callable Loans			5,838	5,225
Various Subordinated Floating Rate Callable Loans			500	1,997
Zero Coupon Callable Loans		2050	221	-
Total dated subordinated liabilities			31,100	32,352

Notes

a Instrument values are disclosed to the nearest million

Dated subordinated liabilities

Dated subordinated liabilities are issued by Barclays Bank PLC and its subsidiaries for the development and expansion of their business and to strengthen their respective capital bases. The principal terms of the dated subordinated liabilities are described below:

Currency and maturity

In addition to the individual dated subordinated liabilities listed in the table, the £16,607m (2019: £15,864m) of intra-group loans is made up of various fixed, fixed to floating floating rate and zero coupon loans from Barclays PLC with notional amounts denominated in USD 14,409m, EUR 5,024m, GBP 1,250m, JPY 233,600m, AUD 1,715m, SEK 500m, NOK 970m and CHF 175m, with maturities ranging from 2021to 2050. Certain intra-group loans have a call date one year prior to their maturity.

Subordination

All dated subordinated liabilities, both externally issued and issued intra-group to Barclays PLC, rank behind the claims against the bank of depositors and other unsecured unsubordinated creditors but before the claims of the undated subordinated liabilities and the holders of Barclays Bank PLC equity. The Barclays Bank PLC intra-group loans from Barclays PLC rank pari passu amongst themselves but ahead of the Barclays Bank PLC notes issued intra-group to Barclays PLC and the Barclays Bank PLC externally issued subordinated liabilities. The external dated subordinated liabilities issued by subsidiaries are similarly subordinated as the external subordinated liabilities issued by Barclays Bank PLC.

Interest

Interest on floating rate notes and loans is set by reference to market rates at the time of issuance and fixed periodically in advance, based on the related market rates.

Interest on fixed rate notes and loans is set by reference to market rates at the time of issuance and fixed until maturity.

Interest on fixed rate callable notes and loans is set by reference to market rates at the time of issuance and fixed until the call date.  After the call date, in the event that the notes or loans are not redeemed, the interest rate will be re-set to either a fixed or floating rate until maturity based on market rates.

No interest is paid on zero coupon notes.

Repayment

Those subordinated liabilities with a call date are repayable at the option of the issuer, on conditions governing the respective debt obligations, some in whole or in part, and some only in whole. The remaining dated subordinated liabilities outstanding at 31 December 2020 are redeemable only on maturity, subject in particular cases, to provisions allowing an early redemption in the event of certain changes in tax law or, to certain changes in legislation or regulations.

Any repayments prior to maturity may require, in the case of Barclays Bank PLC, the prior consent of the PRA or BoE, or in the case of the overseas issues, the consent of the local regulator for that jurisdiction and of the PRA in certain circumstances.

There are no committed facilities in existence at the balance sheet date which permit the refinancing of debt beyond the date of maturity.

Other

The 7.625% Contingent Capital Notes will be automatically transferred from investors to Barclays PLC (or another entity within the Barclays Group) for nil consideration in the event the Barclays PLC transitional CET1 ratio falls below 7.0%.